Unpaid Loss and Loss Adjustment Expense - Claims Development Information, Paid Losses (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Claims Development [Line Items]
Total paid losses and ALAE, net		$ 104.6
Total unpaid loss and ALAE reserves, net		10.0
Ceded unpaid loss and LAE	$ 55.6	36.3	$ 32.0	$ 18.5	$ 11.3
Unpaid losses and loss adjustment expenses	$ 74.0	46.3	$ 39.7	28.2	13.1
Accident Year 2016
Claims Development [Line Items]
Total paid losses and ALAE, net		0.0		0.0	0.0	$ 0.0	$ 0.0
Accident Year 2017
Claims Development [Line Items]
Total paid losses and ALAE, net		1.7		1.7	1.7	$ 1.6
Accident Year 2018
Claims Development [Line Items]
Total paid losses and ALAE, net		13.4		13.4	$ 13.2
Accident Year 2019
Claims Development [Line Items]
Total paid losses and ALAE, net		46.1		$ 36.4
Accident Year 2020
Claims Development [Line Items]
Total paid losses and ALAE, net		$ 43.4